Consolidated Balance Sheet - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 589,668	$ 12,047
Accounts receivable	55,169	52,761
Inventory	196,553
Deferred cost	0	350,000
Prepaid expenses and other current assets	432,082	14,184
TOTAL CURRENT ASSETS	1,273,472	428,992
Property and equipment, net	3,834	0
Operating lease right-of-use asset	49,432	0
TOTAL ASSETS	1,326,738	428,992
CURRENT LIABILITIES:
Accounts payable and accrued expenses	941,309	748,926
Accounts payable - related party	124,370	153,300
Deferred revenue	0	550,000
Convertible loan payables, net of discount	176,703	149,241
Due to officers	17,485	84,676
Derivative liability	354,160	310,641
Current portion of operating lease liability	39,148	0
Common stock subscriptions liability	377,350
TOTAL CURRENT LIABILITIES	2,030,525	1,996,784
Operating lease liability, net of current portion	10,283	0
TOTAL LIABILITIES	2,040,808	1,996,784
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Preferred stock, par value $.001 per share; 500,000,000 shares authorized, 9,780,976 shares issued and outstanding at December 31, 2021 and December 31, 2020	9,781	9,781
Common stock, par value $.001 per share; 1,000,000,000 shares authorized, 143,840,643 and 123,316,886 shares issued and outstanding at December 31, 2021 and 2020, respectively	143,840	123,316
Common stock subscriptions, 15,855,000 and 10,040,000 shares at December 31, 2021 and 2020, respectively	792,745	1,504,000
Additional paid in capital	20,777,401	16,153,038
Accumulated deficit	(22,395,393)	(19,357,927)
Accumulated other comprehensive income	(42,444)
TOTAL STOCKHOLDERS' DEFICIT	(714,070)	(1,567,792)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,326,738	$ 428,992